Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2012

Collection Period Start	1-Feb-12	Distribution Date	15-Mar-12
Collection Period End	29-Feb-12	30/360 Days	30
Beg. of Interest Period	15-Feb-12	Actual/360 Days	29
End of Interest Period	15-Mar-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	644,852,873.82	610,278,653.93	0.6835121
Total Securities		892,857,142.86	644,852,873.82	610,278,653.93	0.6835121
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	109,995,730.96	75,421,511.07	0.3065915
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	34,574,219.89	82,496.80	140.5456093	0.3353528
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,574,219.89	462,363.46

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,390,780.43
Monthly Interest				3,739,497.17
Total Monthly Payments				12,130,277.60

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				282,572.94
Aggregate Sales Proceeds Advance				9,119,596.89
Total Advances				9,402,169.83

Vehicle Disposition Proceeds:
Reallocation Payments				9,350,931.20
Repurchase Payments				212,913.71
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,027,583.22
Excess Wear and Tear and Excess Mileage				52,518.12
Remaining Payoffs				0.00
Net Insurance Proceeds				479,308.08
Residual Value Surplus				287,975.61
Total Collections				42,943,677.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	8,826,664.20			447
Involuntary Repossession	169,209.00			11
Voluntary Repossession	139,696.00			8
Full Termination	87,317.00			4
Bankruptcy	128,045.00			7
Insurance Payoff		475,678.19		27
Customer Payoff			85,594.70	4
Grounding Dealer Payoff			7,505,201.65	369
Dealer Purchase			2,571,172.81	116
Total	9,350,931.20	475,678.19	10,161,969.16	993

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,608	691,882,659.71	6.00%	644,852,873.82
Total Depreciation Received		(9,452,861.00)		(8,931,136.62)
Principal Amount of Gross Losses	(49)	(933,622.16)		(877,425.00)
Repurchase / Reallocation	(11)	(237,988.62)		(212,913.71)
Early Terminations	(513)	(11,032,389.26)		(10,212,871.58)
Scheduled Terminations	(752)	(15,494,762.75)		(14,339,872.98)
Pool Balance - End of Period	33,283	654,731,035.92	6.00000%	610,278,653.93

Remaining Pool Balance
Lease Payment				151,048,797.14
Residual Value				459,229,856.79
Total				610,278,653.93

III. DISTRIBUTIONS

Total Collections					42,943,677.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					42,943,677.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					368,259.04
3. Reimbursement of Sales Proceeds Advance					2,688,301.41
4. Servicing Fee:
Servicing Fee Due					537,377.39
Servicing Fee Paid					537,377.39
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,593,937.84

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					82,496.80

Class A-2 Notes Monthly Interest Paid					82,496.80
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	462,363.46
Total Note and Certificate Monthly Interest Paid	462,363.46
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,887,376.07

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,574,219.89

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,574,219.89
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,313,156.18

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,313,156.18
Gross Reserve Account Balance		17,706,013.32
Remaining Available Collections Released to Seller		4,313,156.18
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.76
Monthly Prepayment Speed		152%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,000,277.91
Securitization Value of Defaulted Receivables and Casualty Receivables	877,425.00	49
Aggregate Defaulted and Casualty Gain (Loss)	122,852.91
Pool Balance at Beginning of Collection Period	644,852,873.82
Net Loss Ratio	0.0191%

Cumulative Net Losses for all Periods	0.1138%	1,016,170.07

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,879,354.17	150
61-90 Days Delinquent	495,799.53	25
91-120+ Days Delinquent	139,626.92	7
Total Delinquent Receivables:	3,514,780.62	182
60+ Days Delinquencies as Percentage of Receivables	0.10%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	8,913,981.20	451
Securitization Value	9,027,423.58
Aggregate Residual Gain (Loss)	(113,442.38)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	23,688,100.64	1,240
Cumulative Securitization Value	25,100,519.38
Cumulative Residual Gain (Loss)	(1,412,418.74)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,562,753.10
Reimbursement of Outstanding Advance		2,688,301.41
Additional Advances for current period		9,119,596.89
Ending Balance of Residual Advance		10,994,048.58

Beginning Balance of Payment Advance		771,380.53
Reimbursement of Outstanding Payment Advance		368,259.04
Additional Payment Advances for current period		282,572.94
Ending Balance of Payment Advance		685,694.43

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No